Consolidated Income Statements (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales of products	$ 31,875	$ 26,291	$ 26,820
Sales of services	6,115	5,298	4,975
Total revenues	37,990	31,589	31,795
Cost of products	(22,649)	(18,607)	(19,057)
Cost of services	(3,907)	(3,453)	(3,413)
Total cost of sales	(26,556)	(22,060)	(22,470)
Gross profit	11,434	9,529	9,325
Selling, general and administrative expenses	(5,373)	(4,615)	(4,491)
Non-order related research and development expenses	(1,371)	(1,082)	(1,037)
Other income (expense), net	(23)	(14)	329
Earnings before interest and taxes	4,667	3,818	4,126
Interest and dividend income	90	95	121
Interest and other finance expense	(207)	(173)	(127)
Income from continuing operations before taxes	4,550	3,740	4,120
Provision for taxes	(1,244)	(1,018)	(1,001)
Income from continuing operations, net of tax	3,306	2,722	3,119
Income from discontinued operations, net of tax	9	10	17
Net income	3,315	2,732	3,136
Net income attributable to noncontrolling interests	(147)	(171)	(235)
Net income attributable to ABB	3,168	2,561	2,901
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	3,159	2,551	2,884
Net income	$ 3,168	$ 2,561	$ 2,901
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.38	$ 1.12	$ 1.26
Net income (in dollars per share)	$ 1.38	$ 1.12	$ 1.27
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 1.38	$ 1.11	$ 1.26
Net income (in dollars per share)	$ 1.38	$ 1.12	$ 1.27
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,288	2,287	2,284
Diluted earnings per share attributable to ABB shareholders (in shares)	2,291	2,291	2,288